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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                          SUPPLEMENT TO THE PROSPECTUS
          POLARIS II PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010

                         VARIABLE ANNUITY ACCOUNT SEVEN
                          SUPPLEMENT TO THE PROSPECTUS
    POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED AUGUST 27, 2010

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                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          FS VARIABLE SEPARATE ACCOUNT
                         SUPPLEMENT TO THE PROSPECTUSES
                  POLARIS II VARIABLE ANNUITY DATED MAY 1, 2010
      POLARIS II A-CLASS PLATINUM SERIES VARIABLE ANNUITY DATED MAY 1, 2010

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The following replaces the Sample Portfolios chart located in the Polaris
Portfolio Allocator Program section of the Prospectus:

SAMPLE PORTFOLIOS (EFFECTIVE OCTOBER 25, 2010)

-----------------------------------------------------------------------------------------
                                            BALANCED       BALANCED               ALL
                                            GROWTH &        TOWARD     GROWTH    EQUITY
            VARIABLE PORTFOLIOS              INCOME         GROWTH      FOCUS    FOCUS
-----------------------------------------------------------------------------------------
American Funds Global Growth                   5%            10%         10%      15%
-----------------------------------------------------------------------------------------
American Funds Growth                          5%             5%         5%       10%
-----------------------------------------------------------------------------------------
Corporate Bond                                 5%             5%         5%        0%
-----------------------------------------------------------------------------------------
Foreign Value                                  10%           10%         15%      15%
-----------------------------------------------------------------------------------------
Government and Quality Bond                    25%           15%         10%       0%
-----------------------------------------------------------------------------------------
Growth Opportunities                           5%             5%         5%        7%
-----------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Comstock Fund,         10%           10%         10%      15%
Series II Shares*
-----------------------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth and Income      10%           15%         15%      15%
Fund, Series II Shares**
-----------------------------------------------------------------------------------------
MFS Massachusetts Investors Trust              5%             5%         10%      13%
-----------------------------------------------------------------------------------------
Mid-Cap Growth                                 0%             5%         10%      10%
-----------------------------------------------------------------------------------------
Total Return Bond                              20%           15%         5%        0%
-----------------------------------------------------------------------------------------
                                   TOTAL      100%           100%       100%      100%
-----------------------------------------------------------------------------------------

*  (formerly known as Van Kampen LIT Comstock, Class II Shares)

** (formerly known as Van Kampen LIT Growth and Income, Class II Shares)



Date: October 25, 2010



                Please keep the supplement with your Prospectus.